John Hancock
Classic Value Fund
Quarterly portfolio holdings 1/31/2023

Fund’s investments
As of 1-31-23 (unaudited)
	Shares	Value
Common stocks 98.9%		$1,799,044,058
(Cost $1,318,547,175)
Communication services 1.4%		26,377,885
Media 1.4%
Charter Communications, Inc., Class A (A)	68,637	26,377,885
Consumer discretionary 22.6%		411,026,169
Auto components 5.8%
Lear Corp.	590,786	86,124,783
Magna International, Inc. (B)	304,987	19,805,856
Hotels, restaurants and leisure 3.1%
Booking Holdings, Inc. (A)	22,783	55,456,100
Household durables 6.1%
Mohawk Industries, Inc. (A)	327,302	39,295,878
Newell Brands, Inc.	4,499,224	71,807,617
Textiles, apparel and luxury goods 7.6%
Gildan Activewear, Inc.	1,833,863	57,454,928
PVH Corp.	345,624	31,071,598
Skechers USA, Inc., Class A (A)	1,038,617	50,009,409
Energy 4.7%		84,713,849
Energy equipment and services 3.7%
Halliburton Company	654,600	26,982,612
NOV, Inc.	1,632,723	39,903,750
Oil, gas and consumable fuels 1.0%
Shell PLC, ADR	303,137	17,827,487
Financials 34.4%		625,866,923
Banks 14.2%
Bank of America Corp.	1,272,908	45,162,776
Citigroup, Inc.	1,631,727	85,208,784
JPMorgan Chase & Co.	312,087	43,679,697
Wells Fargo & Company	1,781,721	83,509,263
Capital markets 2.7%
The Goldman Sachs Group, Inc.	83,097	30,397,714
UBS Group AG	886,944	19,033,818
Consumer finance 4.2%
Capital One Financial Corp.	636,197	75,707,443
Diversified financial services 5.4%
Equitable Holdings, Inc.	1,801,519	57,774,714
Voya Financial, Inc.	589,712	41,144,206
Insurance 7.9%
American International Group, Inc.	665,488	42,072,151
Axis Capital Holdings, Ltd.	822,710	51,476,965
MetLife, Inc.	694,322	50,699,392
Health care 9.2%		166,925,340
Health care equipment and supplies 1.4%
GE HealthCare Technologies, Inc. (A)	363,645	25,280,600
Health care providers and services 4.8%
Cardinal Health, Inc.	210,727	16,278,661
Fresenius Medical Care AG & Company KGaA, ADR	3,778,417	70,769,750
2	JOHN HANCOCK CLASSIC VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Pharmaceuticals 3.0%
Bristol-Myers Squibb Company	552,313	$40,125,539
Pfizer, Inc.	327,690	14,470,790
Industrials 7.4%		134,666,391
Industrial conglomerates 4.6%
General Electric Company	1,042,745	83,920,118
Machinery 2.8%
Wabtec Corp.	488,838	50,746,273
Information technology 10.8%		196,437,005
IT services 9.2%
Amdocs, Ltd.	385,379	35,427,891
Cognizant Technology Solutions Corp., Class A	970,040	64,750,170
SS&C Technologies Holdings, Inc.	1,099,747	66,369,731
Technology hardware, storage and peripherals 1.6%
Hewlett Packard Enterprise Company	1,853,020	29,889,213
Materials 5.1%		92,047,933
Chemicals 5.1%
Dow, Inc.	1,550,934	92,047,933
Utilities 3.3%		60,982,563
Electric utilities 3.3%
Edison International	885,088	60,982,563

	Yield (%)	Shares	Value
Short-term investments 1.8%			$33,991,694
(Cost $33,991,694)
Short-term funds 1.8%			33,991,694
John Hancock Collateral Trust (C)	4.3787(D)	341,308	3,412,325
State Street Institutional Treasury Money Market Fund, Premier Class	4.1708(D)	30,579,369	30,579,369

Total investments (Cost $1,352,538,869) 100.7%	$1,833,035,752
Other assets and liabilities, net (0.7%)	(13,447,560)
Total net assets 100.0%	$1,819,588,192

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-23. The value of securities on loan amounted to $3,343,288.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 1-31-23.
The fund had the following country composition as a percentage of net assets on 1-31-23:
United States	87.0%
Canada	4.3%
Germany	3.9%
Bermuda	2.8%
Switzerland	1.0%
United Kingdom	1.0%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CLASSIC VALUE FUND	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of January 31, 2023, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	341,308	—	$15,875,042	$(12,463,705)	$988	—	$159	—	$3,412,325
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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